American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2022

Core Plus - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 27.7%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 5.25%, 1/15/33	261,000	269,955
Raytheon Technologies Corp., 4.125%, 11/16/28	764,000	732,798
Raytheon Technologies Corp., 3.125%, 7/1/50	250,000	176,202
TransDigm, Inc., 4.625%, 1/15/29	210,000	185,015
		1,363,970
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	438,000	324,410
Airlines — 0.5%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	953,231	918,344
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(1)	147,603	120,564
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	464,000	436,860
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	405,799	404,339
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	271,272	258,391
		2,138,498
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	205,000	121,944
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	769,916
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	215,000	220,848
General Motors Co., 5.15%, 4/1/38	264,000	228,703
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	870,482
General Motors Financial Co., Inc., 2.40%, 10/15/28	435,000	361,494
		2,451,443
Banks — 3.7%
Banco Santander SA, VRN, 1.72%, 9/14/27	600,000	513,245
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	185,796
Bank of America Corp., VRN, 3.38%, 4/2/26	505,000	482,722
Bank of America Corp., VRN, 2.55%, 2/4/28	303,000	269,547
Bank of America Corp., VRN, 6.20%, 11/10/28	470,000	486,106
Bank of America Corp., VRN, 3.42%, 12/20/28	1,402,000	1,271,919
Bank of America Corp., VRN, 2.88%, 10/22/30	947,000	794,219
Bank of America Corp., VRN, 4.57%, 4/27/33	350,000	321,135
Bank of America Corp., VRN, 5.02%, 7/22/33	353,000	336,178
Bank of America Corp., VRN, 2.48%, 9/21/36	440,000	324,305
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	239,000	202,114
Bank of Nova Scotia, 5.25%, 12/6/24	402,000	403,046
Citigroup, Inc., VRN, 3.07%, 2/24/28	505,000	455,995
Citigroup, Inc., VRN, 3.67%, 7/24/28	270,000	248,390
Citigroup, Inc., VRN, 3.52%, 10/27/28	816,000	745,863
Citigroup, Inc., VRN, 3.79%, 3/17/33	210,000	180,175
FNB Corp., 2.20%, 2/24/23	592,000	589,062
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	360,000	279,356
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	654,000	607,466
Huntington National Bank, 5.65%, 1/10/30	645,000	651,453
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	420,000	369,522
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	948,000	858,923
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,101,000	921,455
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	2,050,000	1,682,016

National Australia Bank Ltd., 2.33%, 8/21/30(1)	356,000	271,776
Royal Bank of Canada, 6.00%, 11/1/27	635,000	663,105
Toronto-Dominion Bank, 2.00%, 9/10/31	379,000	299,382
Toronto-Dominion Bank, 2.45%, 1/12/32	405,000	329,099
Toronto-Dominion Bank, 4.46%, 6/8/32	220,000	210,361
Truist Financial Corp., VRN, 4.12%, 6/6/28	200,000	191,733
U.S. Bancorp, VRN, 5.85%, 10/21/33	210,000	218,688
Wells Fargo & Co., VRN, 4.54%, 8/15/26	300,000	294,286
Wells Fargo & Co., VRN, 3.35%, 3/2/33	296,000	250,145
Wells Fargo & Co., VRN, 3.07%, 4/30/41	770,000	552,080
Wells Fargo & Co., VRN, 4.61%, 4/25/53	221,000	188,285
		16,648,948
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	988,000	903,146
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	750,830
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	220,000	200,755
PepsiCo, Inc., 3.90%, 7/18/32	177,000	167,438
		2,022,169
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	634,000	572,978
AbbVie, Inc., 4.40%, 11/6/42	920,000	802,228
Amgen, Inc., 4.05%, 8/18/29	950,000	889,912
		2,265,118
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,076,791
Standard Industries, Inc., 4.375%, 7/15/30(1)	514,000	419,943
		1,496,734
Capital Markets — 2.4%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	1,295,000	1,218,486
FS KKR Capital Corp., 4.25%, 2/14/25(1)	151,000	141,658
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	870,000	833,079
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	760,000	665,524
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	750,000	668,857
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	131,000	119,893
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	1,140,000	871,077
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	181,091
Morgan Stanley, VRN, 0.53%, 1/25/24	1,562,000	1,551,562
Morgan Stanley, VRN, 2.63%, 2/18/26	2,030,000	1,907,757
Morgan Stanley, VRN, 2.70%, 1/22/31	635,000	526,094
Morgan Stanley, VRN, 2.51%, 10/20/32	410,000	321,948
Morgan Stanley, VRN, 6.34%, 10/18/33	500,000	525,502
Morgan Stanley, VRN, 2.48%, 9/16/36	201,000	146,205
Owl Rock Capital Corp., 3.40%, 7/15/26	87,000	76,067
Owl Rock Core Income Corp., 3.125%, 9/23/26	240,000	204,553
UBS Group AG, VRN, 1.49%, 8/10/27(1)	997,000	859,002
		10,818,355
Chemicals — 0.2%
Albemarle Corp., 4.65%, 6/1/27	594,000	580,205
CF Industries, Inc., 5.15%, 3/15/34	202,000	191,858
CF Industries, Inc., 4.95%, 6/1/43	300,000	257,953
		1,030,016
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	505,000	434,637
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	590,000	449,467

Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	413,000	324,972
Consumer Finance†
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	188,000	173,538
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	564,000	502,297
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	226,007
Pepperdine University, 3.30%, 12/1/59	357,000	225,578
		451,585
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	293,650
Block Financial LLC, 3.875%, 8/15/30	616,000	540,381
		834,031
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.35%, 3/1/29	437,000	416,495
AT&T, Inc., 4.50%, 5/15/35	515,000	469,963
AT&T, Inc., 4.90%, 8/15/37	487,000	449,497
AT&T, Inc., 4.55%, 3/9/49	299,000	246,609
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	439,000	366,236
Ooredoo International Finance Ltd., 3.25%, 2/21/23	147,000	146,572
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	258,519
Telecom Italia Capital SA, 6.375%, 11/15/33	695,000	569,643
Telefonica Emisiones SA, 4.90%, 3/6/48	375,000	289,745
Verizon Communications, Inc., 4.33%, 9/21/28	491,000	473,072
Verizon Communications, Inc., 4.27%, 1/15/36	735,000	656,930
		4,343,281
Electric Utilities — 2.1%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	351,207
Baltimore Gas & Electric Co., 2.25%, 6/15/31	334,000	271,409
Baltimore Gas & Electric Co., 4.55%, 6/1/52	192,000	170,654
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	510,000	493,257
Commonwealth Edison Co., 3.20%, 11/15/49	400,000	286,416
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	157,407
Duke Energy Corp., 2.55%, 6/15/31	230,000	187,982
Duke Energy Corp., 5.00%, 8/15/52	310,000	276,756
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	270,251
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	118,771
Duke Energy Florida LLC, 5.95%, 11/15/52	175,000	187,367
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	507,720
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	140,895
Exelon Corp., 4.45%, 4/15/46	275,000	233,611
Exelon Corp., 4.10%, 3/15/52(1)	100,000	80,438
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	739,160	633,612
Florida Power & Light Co., 2.45%, 2/3/32	294,000	245,745
Florida Power & Light Co., 4.125%, 2/1/42	310,000	269,946
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	362,398
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	457,000	449,601
Northern States Power Co., 3.20%, 4/1/52	300,000	214,837
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	910,837
NRG Energy, Inc., 3.875%, 2/15/32(1)	333,000	250,741
Pacific Gas & Electric Co., 4.20%, 6/1/41	195,000	145,089
PacifiCorp, 3.30%, 3/15/51	422,000	305,104
PECO Energy Co., 4.375%, 8/15/52	455,000	402,840
Public Service Electric & Gas Co., 3.10%, 3/15/32	351,000	307,818

Southern Co. Gas Capital Corp., 1.75%, 1/15/31	485,000	372,903
Union Electric Co., 3.90%, 4/1/52	294,000	238,434
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	389,975
Xcel Energy, Inc., 4.60%, 6/1/32	176,000	168,613
		9,402,634
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31	688,000	560,139
Schlumberger Investment SA, 2.65%, 6/26/30	430,000	369,879
		930,018
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	314,000	283,213
Warnermedia Holdings, Inc., 5.05%, 3/15/42(1)	469,000	360,485
Warnermedia Holdings, Inc., 5.14%, 3/15/52(1)	131,000	95,739
		739,437
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	51,000	48,416
American Tower Corp., 3.95%, 3/15/29	480,000	443,486
Broadstone Net Lease LLC, 2.60%, 9/15/31	225,000	169,170
Corporate Office Properties LP, 2.00%, 1/15/29	269,000	206,816
EPR Properties, 4.75%, 12/15/26	100,000	89,983
Equinix, Inc., 2.90%, 11/18/26	785,000	718,563
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	530,000	520,830
National Retail Properties, Inc., 4.80%, 10/15/48	340,000	283,760
Realty Income Corp., 3.25%, 1/15/31	408,000	354,820
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	552,000	484,018
		3,319,862
Food and Staples Retailing — 0.4%
Sysco Corp., 5.95%, 4/1/30	990,000	1,027,045
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	683,325
		1,710,370
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	505,792
Kraft Heinz Foods Co., 3.875%, 5/15/27	450,000	430,638
Kraft Heinz Foods Co., 5.00%, 6/4/42	525,000	477,247
Mondelez International, Inc., 2.625%, 3/17/27	450,000	408,617
		1,822,294
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	519,000	392,814
Southern California Gas Co., 6.35%, 11/15/52	219,000	240,961
		633,775
Health Care Equipment and Supplies — 0.4%
Baxter International, Inc., 1.92%, 2/1/27	472,000	419,139
Baxter International, Inc., 2.54%, 2/1/32	650,000	518,042
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	1,000,000	1,013,455
		1,950,636
Health Care Providers and Services — 1.2%
Centene Corp., 4.625%, 12/15/29	800,000	732,873
Centene Corp., 3.375%, 2/15/30	686,000	581,471
CVS Health Corp., 4.78%, 3/25/38	362,000	331,202
CVS Health Corp., 5.05%, 3/25/48	265,000	239,198
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	105,927
HCA, Inc., 2.375%, 7/15/31	325,000	253,776
Humana, Inc., 2.15%, 2/3/32	568,000	444,704
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	164,596
Roche Holdings, Inc., 2.61%, 12/13/51(1)	560,000	365,338

UnitedHealth Group, Inc., 5.35%, 2/15/33	1,665,000	1,723,249
UnitedHealth Group, Inc., 5.875%, 2/15/53	335,000	363,925
		5,306,259
Hotels, Restaurants and Leisure — 0.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	323,000	263,437
Carnival Corp., 5.75%, 3/1/27(1)	270,000	193,258
International Game Technology PLC, 5.25%, 1/15/29(1)	1,175,000	1,096,909
Marriott International, Inc., 3.50%, 10/15/32	295,000	246,218
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	441,000	348,965
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	596,316
		2,745,103
Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	430,710
KB Home, 4.80%, 11/15/29	520,000	453,021
Safehold Operating Partnership LP, 2.85%, 1/15/32	630,000	479,864
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	387,730
		1,751,325
Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	887,000	855,928
Insurance — 0.2%
Athene Global Funding, 1.99%, 8/19/28(1)	234,000	188,675
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	209,000	175,106
SBL Holdings, Inc., 5.125%, 11/13/26(1)	107,000	93,891
SBL Holdings, Inc., VRN, 6.50%(1)(2)	535,000	414,625
		872,297
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 4.70%, 11/29/24	455,000	455,661
Amazon.com, Inc., 4.60%, 12/1/25	455,000	454,391
Amazon.com, Inc., 4.55%, 12/1/27	225,000	224,662
Amazon.com, Inc., 3.60%, 4/13/32	1,070,000	982,345
		2,117,059
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30	480,000	404,610
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	405,000	269,542
Machinery — 0.4%
Chart Industries, Inc., 7.50%, 1/1/30(1)	240,000	241,569
John Deere Capital Corp., 4.85%, 10/11/29	208,000	208,700
John Deere Capital Corp., 4.35%, 9/15/32	620,000	604,260
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	578,169
		1,632,698
Media — 1.2%
AMC Networks, Inc., 4.25%, 2/15/29	312,000	194,865
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	270,000	205,239
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.70%, 4/1/51	460,000	281,364
Comcast Corp., 5.65%, 6/15/35	356,000	374,396
Comcast Corp., 6.50%, 11/15/35	285,000	318,208
Comcast Corp., 3.75%, 4/1/40	588,000	487,378
Comcast Corp., 2.94%, 11/1/56	390,000	242,966
DISH DBS Corp., 5.25%, 12/1/26(1)	245,000	206,831
Fox Corp., 5.48%, 1/25/39	187,000	170,888
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	703,000	507,872
Paramount Global, 4.95%, 1/15/31	240,000	213,864
Paramount Global, 4.375%, 3/15/43	190,000	131,475
Time Warner Cable LLC, 4.50%, 9/15/42	630,000	463,476

Univision Communications, Inc., 1.65%, 9/1/26	807,000	692,733
Univision Communications, Inc., 2.65%, 10/15/30	872,000	696,022
VTR Finance NV, 6.375%, 7/15/28(1)	822,000	318,768
		5,506,345
Metals and Mining — 0.2%
Glencore Funding LLC, 2.625%, 9/23/31(1)	580,000	463,483
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	18,163
Nucor Corp., 3.125%, 4/1/32	250,000	212,596
South32 Treasury Ltd., 4.35%, 4/14/32(1)	430,000	369,063
		1,063,305
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	235,000	221,203
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	597,000	482,872
		704,075
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	360,571
Ameren Corp., 3.50%, 1/15/31	577,000	511,762
Ameren Illinois Co., 3.85%, 9/1/32	243,000	226,485
Ameren Illinois Co., 5.90%, 12/1/52	131,000	143,117
CenterPoint Energy, Inc., 2.65%, 6/1/31	408,000	337,897
Dominion Energy, Inc., 4.90%, 8/1/41	378,000	335,573
Dominion Energy, Inc., 4.85%, 8/15/52	300,000	260,676
Sempra Energy, 3.25%, 6/15/27	317,000	293,737
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	577,909
		3,047,727
Oil, Gas and Consumable Fuels — 2.8%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	545,897
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	212,679
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	340,316
BP Capital Markets America, Inc., 3.06%, 6/17/41	330,000	245,613
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	272,343
Continental Resources, Inc., 2.27%, 11/15/26(1)	430,000	373,135
Diamondback Energy, Inc., 6.25%, 3/15/33	430,000	437,778
Enbridge, Inc., 3.40%, 8/1/51	160,000	109,334
Energy Transfer LP, 5.25%, 4/15/29	773,000	749,101
Energy Transfer LP, 5.75%, 2/15/33	438,000	429,365
Energy Transfer LP, 4.90%, 3/15/35	443,000	396,079
Enterprise Products Operating LLC, 4.85%, 3/15/44	528,000	467,957
Enterprise Products Operating LLC, 3.30%, 2/15/53	288,000	192,873
EQT Corp., 5.70%, 4/1/28	432,000	430,260
Equinor ASA, 3.25%, 11/18/49	249,000	182,084
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,014,857	819,555
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	172,265
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	355,329
MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	925,414
MPLX LP, 2.65%, 8/15/30	410,000	333,188
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	624,266
Petroleos Mexicanos, 6.70%, 2/16/32	500,000	393,601
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	36,389
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	972,236
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	685,000	686,480
Shell International Finance BV, 2.375%, 11/7/29	440,000	381,248
Shell International Finance BV, 4.375%, 5/11/45	260,000	228,474
Southwestern Energy Co., 5.375%, 3/15/30	972,000	888,354

Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	407,000	333,229
		12,534,842
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	426,262
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52	275,000	215,864
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	538,000	469,580
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	254,888
Merck & Co., Inc., 1.70%, 6/10/27	420,000	372,990
Viatris, Inc., 4.00%, 6/22/50	175,000	108,428
Zoetis, Inc., 5.60%, 11/16/32	552,000	573,994
		1,779,880
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	421,000	307,104
Road and Rail — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	490,000	470,104
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	298,005
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	175,881
CSX Corp., 4.10%, 11/15/32	370,000	348,027
DAE Funding LLC, 1.55%, 8/1/24(1)	256,000	238,057
Norfolk Southern Corp., 4.55%, 6/1/53	270,000	236,190
Union Pacific Corp., 3.55%, 8/15/39	654,000	542,746
United Rentals North America, Inc., 6.00%, 12/15/29(1)	485,000	482,902
		2,791,912
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.00%, 4/15/29(1)	340,000	309,570
Broadcom, Inc., 4.93%, 5/15/37(1)	377,000	330,236
Intel Corp., 3.20%, 8/12/61	558,000	352,034
Micron Technology, Inc., 6.75%, 11/1/29	340,000	346,131
QUALCOMM, Inc., 5.40%, 5/20/33	145,000	151,455
QUALCOMM, Inc., 6.00%, 5/20/53	128,000	136,759
		1,626,185
Software — 0.2%
Oracle Corp., 3.90%, 5/15/35	355,000	298,039
Oracle Corp., 3.85%, 7/15/36	223,000	183,115
Oracle Corp., 3.60%, 4/1/40	315,000	232,228
		713,382
Specialty Retail — 0.7%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	630,000	493,252
Home Depot, Inc., 3.90%, 6/15/47	1,018,000	842,071
Lowe's Cos., Inc., 2.625%, 4/1/31	1,055,000	876,758
Lowe's Cos., Inc., 4.25%, 4/1/52	890,000	710,041
O'Reilly Automotive, Inc., 4.70%, 6/15/32	340,000	329,666
		3,251,788
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 3.25%, 8/8/29	865,000	801,501
Apple, Inc., 3.95%, 8/8/52	470,000	402,078
Dell International LLC / EMC Corp., 8.10%, 7/15/36	140,000	157,431
		1,361,010
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	464,000	446,691
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	630,000	604,631
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	431,425
		1,036,056

Wireless Telecommunication Services — 0.8%
Sprint LLC, 7.625%, 2/15/25	1,030,000	1,065,570
T-Mobile USA, Inc., 4.75%, 2/1/28	1,166,000	1,136,258
T-Mobile USA, Inc., 3.375%, 4/15/29	860,000	759,117
T-Mobile USA, Inc., 3.50%, 4/15/31	486,000	420,742
T-Mobile USA, Inc., 4.375%, 4/15/40	385,000	330,142
		3,711,829
TOTAL CORPORATE BONDS (Cost $142,817,324)		125,183,517
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.30%, (1-year H15T1Y plus 2.26%), 4/1/37	22,166	22,487
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.89%), 7/1/41	31,392	31,385
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.63%), 8/1/46	71,504	71,877
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.64%), 9/1/47	44,322	43,039
FNMA, VRN, 3.97%, (6-month LIBOR plus 1.57%), 6/1/35	7,479	7,505
FNMA, VRN, 3.06%, (12-month LIBOR plus 1.60%), 4/1/46	184,408	190,179
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	18,701	17,896
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	178,492	176,370
		560,738
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.3%
FHLMC, 6.00%, 9/1/35	168,353	174,485
FHLMC, 6.00%, 2/1/38	84,097	87,985
FHLMC, 2.50%, 3/1/42	1,641,853	1,429,565
FHLMC, 3.50%, 5/1/50	382,101	350,471
FHLMC, 2.50%, 10/1/50	1,823,726	1,552,436
FHLMC, 2.50%, 5/1/51	2,553,345	2,179,558
FHLMC, 3.50%, 5/1/51	2,467,166	2,268,159
FHLMC, 3.00%, 7/1/51	1,689,788	1,486,810
FHLMC, 3.00%, 7/1/51	1,657,060	1,477,447
FHLMC, 2.00%, 8/1/51	3,771,952	3,079,787
FHLMC, 2.00%, 8/1/51	2,119,466	1,730,903
FHLMC, 4.00%, 8/1/51	986,159	933,650
FHLMC, 2.50%, 10/1/51	1,183,991	1,013,825
FHLMC, 3.00%, 12/1/51	1,738,903	1,529,046
FHLMC, 3.00%, 2/1/52	3,569,133	3,152,608
FHLMC, 3.50%, 5/1/52	1,374,217	1,260,452
FHLMC, 4.00%, 5/1/52	1,371,670	1,292,203
FHLMC, 4.00%, 5/1/52	683,929	642,407
FHLMC, 5.00%, 7/1/52	939,923	931,912
FHLMC, 5.00%, 8/1/52	1,740,698	1,719,536
FHLMC, 6.00%, 11/1/52	4,704,160	4,801,911
FNMA, 6.00%, 12/1/33	117,529	121,670
FNMA, 3.50%, 3/1/34	407,217	391,037
FNMA, 2.00%, 5/1/36	1,137,215	1,015,815
FNMA, 2.00%, 6/1/36	3,803,138	3,396,793
FNMA, 2.00%, 1/1/37	1,458,344	1,302,589
FNMA, 2.00%, 1/1/37	570,185	508,068
FNMA, 6.00%, 9/1/37	129,179	134,585
FNMA, 6.00%, 11/1/37	126,707	131,495
FNMA, 4.50%, 4/1/39	141,224	139,968
FNMA, 4.50%, 5/1/39	398,341	394,696
FNMA, 6.50%, 5/1/39	59,392	62,488
FNMA, 4.50%, 10/1/39	692,042	686,600
FNMA, 4.00%, 8/1/41	597,127	575,938

FNMA, 3.50%, 10/1/41	412,849	386,862
FNMA, 3.50%, 2/1/42	305,351	286,115
FNMA, 2.50%, 3/1/42	1,542,826	1,343,344
FNMA, 3.50%, 5/1/42	196,416	184,051
FNMA, 2.50%, 6/1/42	1,305,276	1,136,572
FNMA, 3.50%, 6/1/42	1,625,155	1,522,759
FNMA, 3.50%, 8/1/42	476,626	446,589
FNMA, 3.50%, 9/1/42	151,266	141,687
FNMA, 3.50%, 5/1/45	285,172	265,971
FNMA, 4.00%, 11/1/45	310,087	296,536
FNMA, 4.00%, 11/1/45	130,850	125,456
FNMA, 4.00%, 2/1/46	510,137	488,791
FNMA, 4.00%, 4/1/46	395,380	378,919
FNMA, 3.50%, 2/1/47	723,466	671,830
FNMA, 3.00%, 6/1/50	2,475,909	2,188,646
FNMA, 2.50%, 12/1/51	1,818,726	1,546,227
FNMA, 2.50%, 12/1/51	449,600	381,946
FNMA, 2.50%, 1/1/52	889,634	755,768
FNMA, 3.00%, 2/1/52	1,693,993	1,496,283
FNMA, 2.00%, 3/1/52	3,811,807	3,126,707
FNMA, 2.50%, 3/1/52	1,722,700	1,470,557
FNMA, 3.00%, 3/1/52	2,704,602	2,397,323
FNMA, 3.00%, 4/1/52	2,146,370	1,895,884
FNMA, 3.50%, 4/1/52	748,134	680,810
FNMA, 4.00%, 4/1/52	2,109,643	1,994,619
FNMA, 4.00%, 4/1/52	785,884	743,241
FNMA, 4.00%, 4/1/52	709,320	667,209
FNMA, 2.50%, 5/1/52	2,250,910	1,913,979
FNMA, 3.00%, 5/1/52	1,523,251	1,350,827
FNMA, 3.50%, 5/1/52	4,008,481	3,657,564
FNMA, 3.00%, 6/1/52	613,436	543,996
FNMA, 4.50%, 7/1/52	576,150	555,545
FNMA, 5.00%, 8/1/52	3,884,604	3,835,574
FNMA, 5.00%, 9/1/52	1,299,453	1,287,760
FNMA, 5.00%, 10/1/52	2,047,070	2,022,673
FNMA, 5.50%, 10/1/52	1,973,328	1,981,627
FNMA, 4.00%, 6/1/57	433,919	416,166
FNMA, 4.00%, 11/1/59	424,366	404,887
GNMA, 7.00%, 4/20/26	64	65
GNMA, 7.50%, 8/15/26	153	155
GNMA, 8.00%, 8/15/26	46	47
GNMA, 8.00%, 6/15/27	256	256
GNMA, 6.50%, 3/15/28	353	363
GNMA, 6.50%, 5/15/28	892	918
GNMA, 7.00%, 5/15/31	1,078	1,122
GNMA, 5.50%, 12/15/32	39,849	42,003
GNMA, 4.50%, 8/15/33	51,049	50,366
GNMA, 6.00%, 9/20/38	43,634	46,112
GNMA, 5.50%, 11/15/38	43,506	44,500
GNMA, 5.50%, 11/15/38	17,816	18,089
GNMA, 6.00%, 1/20/39	9,991	10,562
GNMA, 4.50%, 4/15/39	67,820	66,824
GNMA, 4.50%, 6/15/39	162,770	161,878
GNMA, 4.50%, 1/15/40	110,157	109,452
GNMA, 4.50%, 4/15/40	99,436	98,804

GNMA, 4.50%, 12/15/40	199,159	198,068
GNMA, 3.50%, 6/20/42	484,099	456,552
GNMA, 3.00%, 4/20/50	627,194	564,176
GNMA, 3.00%, 5/20/50	638,863	574,347
GNMA, 3.00%, 6/20/50	1,813,310	1,636,033
GNMA, 3.00%, 7/20/50	1,691,045	1,519,382
GNMA, 2.00%, 10/20/50	6,617,278	5,593,232
GNMA, 2.50%, 11/20/50	2,440,176	2,054,488
GNMA, 2.50%, 2/20/51	2,553,411	2,225,818
GNMA, 3.50%, 6/20/51	1,706,159	1,583,905
GNMA, 2.50%, 9/20/51	1,639,922	1,425,264
GNMA, 5.50%, 9/20/52	1,891,062	1,906,158
GNMA, 5.50%, 12/20/52	2,458,000	2,475,576
		109,812,713
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $115,787,422)		110,373,451
U.S. TREASURY SECURITIES — 24.3%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	626,121
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	372,937
U.S. Treasury Bonds, 1.875%, 2/15/41	500,000	353,672
U.S. Treasury Bonds, 2.25%, 5/15/41	900,000	677,074
U.S. Treasury Bonds, 3.75%, 8/15/41	1,500,000	1,423,682
U.S. Treasury Bonds, 2.00%, 11/15/41	2,300,000	1,643,377
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	551,745
U.S. Treasury Bonds, 2.375%, 2/15/42	3,000,000	2,292,012
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,293,926
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	2,356,867
U.S. Treasury Bonds, 3.25%, 5/15/42	3,900,000	3,421,031
U.S. Treasury Bonds, 3.375%, 8/15/42	5,000,000	4,470,312
U.S. Treasury Bonds, 2.75%, 11/15/42	685,000	549,712
U.S. Treasury Bonds, 4.00%, 11/15/42	3,000,000	2,938,125
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	326,859
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	562,922
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	169,188
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	165,250
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	164,711
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	468,539
U.S. Treasury Bonds, 2.875%, 5/15/49	2,500,000	2,012,988
U.S. Treasury Bonds, 2.25%, 8/15/49	1,800,000	1,266,328
U.S. Treasury Bonds, 2.375%, 11/15/49	1,990,000	1,439,524
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	357,223
U.S. Treasury Bonds, 2.375%, 5/15/51	3,000,000	2,153,379
U.S. Treasury Bonds, 2.25%, 2/15/52	500,000	347,891
U.S. Treasury Bonds, 2.875%, 5/15/52	1,500,000	1,202,344
U.S. Treasury Bonds, 3.00%, 8/15/52	800,000	659,375
U.S. Treasury Bonds, 4.00%, 11/15/52	4,100,000	4,107,047
U.S. Treasury Notes, 1.125%, 1/15/25(3)	3,500,000	3,275,918
U.S. Treasury Notes, 2.75%, 6/30/25	1,700,000	1,638,109
U.S. Treasury Notes, 3.50%, 9/15/25	2,500,000	2,450,391
U.S. Treasury Notes, 3.00%, 9/30/25	3,500,000	3,383,516
U.S. Treasury Notes, 4.50%, 11/15/25	16,500,000	16,601,836
U.S. Treasury Notes, 4.00%, 12/15/25	5,000,000	4,969,605
U.S. Treasury Notes, 3.875%, 11/30/27	14,000,000	13,925,625
U.S. Treasury Notes, 3.875%, 9/30/29	2,000,000	1,986,094
U.S. Treasury Notes, 3.875%, 11/30/29	6,900,000	6,855,258

U.S. Treasury Notes, 2.875%, 5/15/32	4,600,000	4,240,625
U.S. Treasury Notes, 2.75%, 8/15/32	7,000,000	6,375,469
U.S. Treasury Notes, 4.125%, 11/15/32	5,900,000	6,022,148
TOTAL U.S. TREASURY SECURITIES (Cost $117,734,871)		110,098,755
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Private Sponsor Collateralized Mortgage Obligations — 6.3%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.97%, 3/25/35	100,142	98,377
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	1,779,508
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	57,854	55,042
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	32,526	31,192
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 7.74%, (1-month LIBOR plus 3.35%), 10/25/27(1)	200,978	201,003
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.29%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,191,322	1,189,222
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 6.24%, (1-month LIBOR plus 1.85%), 10/25/28(1)	417,247	416,946
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.34%, (1-month LIBOR plus 1.95%), 7/25/29(1)	309,000	306,345
Bellemeade Re Ltd., Series 2021-3A, Class M1B, VRN, 5.33%, (30-day average SOFR plus 1.40%), 9/25/31(1)	1,925,000	1,825,687
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, VRN, 5.82%, 6/25/67(1)	983,945	959,415
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	449,273	422,467
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	280,851	269,062
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,395	2,048
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class B2, VRN, 3.39%, 4/25/65(1)	1,616,300	1,217,117
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class B1, VRN, 4.07%, 7/25/49(1)	1,155,243	816,310
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	826,252
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 7.39%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,602,888
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.11%, 5/25/65(1)	1,000,000	839,354
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	156,016	153,454
FNMA, Series 2015-C01, Class 1M2, VRN, 8.69%, (1-month LIBOR plus 4.30%), 2/25/25	40,439	41,167
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	1,675,284
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	805,246
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	77,436	71,604
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.15%, 6/25/34	34,381	30,610
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	85,813	80,757
Home RE Ltd., Series 2018-1, Class M2, VRN, 7.39%, (1-month LIBOR plus 3.00%), 10/25/28(1)	1,260,905	1,258,238
Home RE Ltd., Series 2020-1, Class M1C, VRN, 8.54%, (1-month LIBOR plus 4.15%), 10/25/30(1)	242,625	242,743
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	550,000	544,776
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	1,350,000	1,133,069
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	11,265	10,511
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.98%, 10/25/49(1)	3,109,493	2,613,417
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.38%, 3/25/50(1)	1,127,062	946,942
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	60,764	54,800
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.51%, 11/25/35	90,658	85,597
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.05%, 2/25/35	100,014	93,533
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.05%, 2/25/35	50,007	46,808
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 7.99%, (1-month LIBOR plus 3.60%), 10/25/30(1)	27,086	27,100
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 5.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)	675,601	660,101
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 7.63%, (30-day average SOFR plus 3.70%), 11/25/31(1)	675,000	639,068
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	80,524	73,179
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	515,129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.34%, 7/25/34	113,596	109,568
Verus Securitization Trust, Series 2021-R1, Class M1, SEQ, 2.34%, 10/25/63(1)	600,000	476,921
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)	897,354	880,358
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,303,075
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	22,075	19,900

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		61,731	63,456
			28,514,646
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2020-HQA2, Class M2, VRN, 7.49%, (1-month LIBOR plus 3.10%), 3/25/50(1)		103,951	105,467
FHLMC, Series 3397, Class GF, VRN, 4.82%, (1-month LIBOR plus 0.50%), 12/15/37		87,296	86,140
FNMA, Series 2014-C02, Class 2M2, VRN, 6.99%, (1-month LIBOR plus 2.60%), 5/25/24		165,011	164,908
FNMA, Series 2014-C04, Class 1M2, VRN, 9.29%, (1-month LIBOR plus 4.90%), 11/25/24		300,996	309,024
FNMA, Series 2015-C02, Class 1M2, VRN, 8.39%, (1-month LIBOR plus 4.00%), 5/25/25		39,853	40,084
FNMA, Series 2016-C01, Class 1M2, VRN, 11.14%, (1-month LIBOR plus 6.75%), 8/25/28		44,243	46,223
GNMA, Series 2007-5, Class FA, VRN, 4.49%, (1-month LIBOR plus 0.14%), 2/20/37		116,122	115,420
			867,266
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,700,540)			29,381,912
ASSET-BACKED SECURITIES — 6.4%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	800,472
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(1)		990,000	905,239
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		2,346,455	1,773,204
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		505,726	444,005
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		799,109	699,247
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		2,089,261	1,758,801
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,425,994	1,964,429
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,417,391
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		2,652,586	2,326,964
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		1,900,000	1,498,069
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		646,030	589,080
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,185,047	1,069,968
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		1,400,000	1,180,172
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		1,639,000	1,432,524
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		880,071	810,996
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		586,384	476,603
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,183,406	972,987
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		1,551,753	1,247,425
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		571,289	439,145
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,093,343	909,296
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		1,573,512	1,325,044
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		1,279,420	1,019,489
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		101,735	94,893
Slam Ltd., Series 2021-1A, Class A, SEQ, 2.43%, 6/15/46(1)		996,820	826,876
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		834,000	721,630
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		1,104,047	943,556
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		653,327	582,038
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)		500,000	435,439
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		400,514	387,084
TOTAL ASSET-BACKED SECURITIES (Cost $34,208,274)			29,052,066
COLLATERALIZED LOAN OBLIGATIONS — 5.2%
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 6.22%, (3-month LIBOR plus 1.90%), 7/22/32(1)		950,000	897,022
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 5.85%, (1-month SOFR plus 1.51%), 2/15/35(1)		772,500	755,662
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 5.98%, (3-month LIBOR plus 1.90%), 1/15/32(1)		850,000	803,242
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 6.42%, (3-month LIBOR plus 2.10%), 4/22/31(1)		700,000	663,028
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(1)		1,275,000	1,144,228
Atrium IX, Series 9A, Class BR2, VRN, 6.24%, (3-month LIBOR plus 1.50%), 5/28/30(1)		625,000	606,932
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.04%, (1-month LIBOR plus 1.70%), 6/16/36(1)		1,600,000	1,511,776
BXMT Ltd., Series 2020-FL2, Class D, VRN, 6.39%, (1-month SOFR plus 2.06%), 2/15/38(1)		1,430,000	1,364,280

Carlyle Global Market Strategies CLO Ltd., Series 2019-2A, Class A2R, VRN, 5.73%, (3-month LIBOR plus 1.65%), 7/15/32	550,000	531,077
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/30(1)	1,000,000	943,725
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 6.32%, (3-month LIBOR plus 2.00%), 4/24/31(1)	1,125,000	1,066,620
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 6.32%, (1-month LIBOR plus 2.00%), 9/15/37(1)	920,500	886,436
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 6.72%, (1-month LIBOR plus 2.40%), 9/15/37(1)	801,500	765,728
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.29%, (3-month LIBOR plus 2.10%), 7/18/30(1)	700,000	673,886
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	725,000	697,967
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 6.92%, (3-month LIBOR plus 2.68%), 1/20/35(1)	1,325,000	1,238,986
Nassau Ltd., Series 2019-IA, Class BR, VRN, 5.11%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,410,924
Octagon Investment Partners Ltd., Series 2017-1A, Class CR, VRN, 6.29%, (3-month LIBOR plus 2.05%), 7/20/30(1)	750,000	716,917
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 8.86%, (3-month SOFR plus 5.00%), 4/15/30(1)	900,000	779,106
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 5.76%, (3-month SOFR plus 1.90%), 10/15/30(1)	725,000	707,222
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 6.03%, (3-month SOFR plus 2.65%), 1/15/31(1)	450,000	445,170
PFP Ltd., Series 2021-8, Class D, VRN, 6.48%, (1-month LIBOR plus 2.15%), 8/9/37(1)	1,100,000	1,025,805
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 6.64%, (1-month LIBOR plus 2.25%), 4/25/38(1)	759,000	727,645
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(1)	1,100,000	1,049,280
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 5.88%, (3-month LIBOR plus 1.80%), 7/15/30(1)	1,300,000	1,226,794
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 6.21%, (3-month SOFR plus 2.35%), 4/15/34(1)	675,000	643,248
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $24,506,960)		23,282,706
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	758,491	596,007
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	825,000	621,831
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 6.72%, (1-month LIBOR plus 2.40%), 9/15/36(1)	1,800,000	1,662,240
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 6.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,555,000	2,474,711
Med Trust, Series 2021-MDLN, Class F, VRN, 8.32%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,665,150	1,539,329
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	1,043,584
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.12%, (1-month SOFR plus 2.79%), 11/15/27	1,085,000	1,084,045
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,819,940)		9,021,747
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	386,280
California State University Rev., 2.98%, 11/1/51	400,000	277,683
Chicago GO, 7.05%, 1/1/29, Prerefunded at 100% of Par(4)	5,000	5,000
Chicago GO, 7.05%, 1/1/29	35,000	35,555
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	208,303
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	79,483
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	293,464
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	732,098
Houston GO, 3.96%, 3/1/47	255,000	220,426
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	162,030
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	313,849
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	248,756
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	193,826
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	418,845

Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,630
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	372,627
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	48,329
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	325,286
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	158,634
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	242,374
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	141,828
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	146,323
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	407,209
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	386,220
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	193,547
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	125,000	121,698
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	193,733
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	238,805
State of California GO, 4.60%, 4/1/38	140,000	132,054
State of California GO, 7.55%, 4/1/39	260,000	326,082
State of California GO, 7.30%, 10/1/39	135,000	164,313
State of California GO, 7.60%, 11/1/40	25,000	32,098
State of Washington GO, 5.14%, 8/1/40	190,000	192,243
University of California Rev., 3.07%, 5/15/51	440,000	295,349
TOTAL MUNICIPAL SECURITIES (Cost $9,497,441)		7,745,980
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	153,000	117,337
Chile Government International Bond, 4.00%, 1/31/52	350,000	271,269
		388,606
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	300,000	258,961
Panama†
Panama Government International Bond, 6.70%, 1/26/36	217,000	226,948
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	296,735
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	260,973
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	264,123
Saudi Arabia — 0.1%
Saudi Government International Bond, 5.50%, 10/25/32(1)	520,000	550,685
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	100,000	93,369
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,600,349)		2,340,400
BANK LOAN OBLIGATIONS(5) — 0.5%
Food and Staples Retailing†
United Natural Foods, Inc., Term Loan B, 7.69%, (1-month SOFR plus 3.25%), 10/22/25	77,987	77,905
Pharmaceuticals — 0.2%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	770,280	770,488
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 7.97%, (1-month SOFR plus 3.75%), 3/1/29	1,596,975	1,490,888
TOTAL BANK LOAN OBLIGATIONS (Cost $2,439,256)		2,339,281
PREFERRED STOCKS — 0.2%
Banks — 0.1%
PNC Financial Services Group, Inc., 3.40%	444,000	352,980

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	858,000	664,950
TOTAL PREFERRED STOCKS (Cost $1,302,678)		1,017,930
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,937)	400,000	314,114
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — †
State Street Institutional U.S. Government Money Market Fund, Premier Class	283,819	283,819
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $363,571), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $357,004)		356,837
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/47, valued at $2,235,891), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $2,193,038)		2,192,000
		2,548,837
TOTAL SHORT-TERM INVESTMENTS (Cost $2,832,656)		2,832,656
TOTAL INVESTMENT SECURITIES—100.1% (Cost $497,647,648)		452,984,515
OTHER ASSETS AND LIABILITIES — (0.1)%		(330,069)
TOTAL NET ASSETS — 100.0%		$452,654,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,438,172	CAD	1,955,291	Morgan Stanley	3/15/23	$(6,722)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	75	March 2023	$15,380,859	$(66,615)
U.S. Treasury 5-Year Notes	109	March 2023	11,764,336	(105,720)
U.S. Treasury 10-Year Notes	351	March 2023	39,416,203	(632,670)
U.S. Treasury 10-Year Ultra Notes	71	March 2023	8,397,969	(129,094)
U.S. Treasury Long Bonds	2	March 2023	250,688	(7,691)
U.S. Treasury Ultra Bonds	55	March 2023	7,387,187	(284,165)
			$82,597,242	$(1,225,955)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$7,227,000	$(7,023)	$(154,379)	$(161,402)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$8,770,000	37,211	(103,050)	(65,839)
					$30,188	$(257,429)	$(227,241)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,000,000	$390	$(2,022)	$(1,632)
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	395	(4,577)	(4,182)
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	395	(4,578)	(4,183)
					$1,180	$(11,177)	$(9,997)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $113,682,623, which represented 25.1% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,922,120.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.  Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$125,183,517	—
U.S. Government Agency Mortgage-Backed Securities	—	110,373,451	—
U.S. Treasury Securities	—	110,098,755	—
Collateralized Mortgage Obligations	—	29,381,912	—
Asset-Backed Securities	—	29,052,066	—
Collateralized Loan Obligations	—	23,282,706	—
Commercial Mortgage-Backed Securities	—	9,021,747	—
Municipal Securities	—	7,745,980	—
Sovereign Governments and Agencies	—	2,340,400	—
Bank Loan Obligations	—	2,339,281	—
Preferred Stocks	—	1,017,930	—
U.S. Government Agency Securities	—	314,114	—
Short-Term Investments	$283,819	2,548,837	—
	$283,819	$452,700,696	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,225,955	—	—
Swap Agreements	—	$237,238	—
Forward Foreign Currency Exchange Contracts	—	6,722	—
	$1,225,955	$243,960	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.